Income Taxes (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 122,676
Net operating loss carryforward, expiration	12-31-2039